RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	3 Months Ended			9 Months Ended	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Sep. 30, 2022	Sep. 30, 2022	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Allocation amount	$ 700,000	$ 700,000			$ 2,500,000	$ 3,400,000
Net operating expense	6,656,123	5,905,656			30,872,293	14,251,075
Due from affiliates	4,700,000				3,800,000	2,300,000
Greens Natural Foods, Inc. [Member]
Related Party Transaction [Line Items]
Net operating expense			$ 3,034,727	$ 9,419,009
Healthier Choices Management Corp [Member]
Related Party Transaction [Line Items]
Net operating expense	$ 700,000	700,000			2,500,000	2,800,000
Due from affiliates		$ 100,000			100,000	11,000,000.0
Funds from parent company					3,400,000	$ 13,800,000
Ellwood Thompson Acquisition [Member]
Related Party Transaction [Line Items]
Due from affiliates					$ 800,000
Related Party [Member] | Greens Natural Foods, Inc. [Member]
Related Party Transaction [Line Items]
Consulting fees			$ 45,000	$ 179,000